CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 CNY (¥)		Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 CNY (¥)
Cash flows from operating activities
Net income		¥ 1,511,576		$ 217,713	¥ 998,305		¥ 1,064,472
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment		173,625		25,007	122,098		68,035
Amortization of acquired intangible assets and land use right		100,892		14,531	64,201		12,598
Allowance for doubtful accounts		45,914		6,613	4,167		28,120
Loss on disposal of property and equipment		891		128	3,759		61
Impairment of investments		80,104		11,537	6,000		4,000
Impairment of intangible assets		3,828		551	57,199		5,697
Impairment of goodwill	[2]	17,665	[1]	2,544	310,124	[1]
Fair value change of contingent consideration	[2]	0		0	(292,471)
Share based compensation		157,286		22,654	185,372		134,632
Share of income in equity method investments, net of income taxes		(8,279)		(1,192)	(14,120)		(4,275)
Gain on partial disposal of associates		(25,061)		(3,610)			(999)
Gain on deconsolidation and disposal of subsidiaries		(103,960)		(14,973)
Deferred income taxes, net		(7,768)		(1,119)	(25,039)		(45,751)
Foreign currency exchange (gains) / losses, net		(1,158)		(167)	38,099		10,399
Other non-operating (income) /expense					2,165		(36,714)
Changes in operating assets and liabilities, net of business acquisition and disposal of subsidiaries
Accounts receivable, net		(34,293)		(4,939)	123,634		(183,527)
Prepayments and other assets		(97,888)		(14,099)	45,128		(90,924)
Amounts due from related parties		1,839		265	(1,323)
Inventory		680		98	(11,080)
Amounts due to related parties		66,328		9,553	(13,743)		28,252
Accounts payable		36,888		5,313	(22,654)		23,166
Deferred revenue		81,513		11,740	25,519		54,343
Advances from customers		10,783		1,553	20,959		14,578
Income taxes payable		33,351		4,804	18,242		11,054
Accrued liabilities and other current liabilities		376,379		54,210	178,901		204,134
Net cash provided by operating activities		2,421,135		348,715	1,823,442		1,301,351
Cash flows from investing activities
Placements of short-term deposits		(8,027,325)		(1,156,175)	(1,869,789)		(5,343,934)
Maturities of short-term deposits		6,324,897		910,975	4,257,609		2,550,059
Placements of restricted short-term deposits					(1,492,799)		(155,000)
Maturities of restricted short-term deposits		389,221		56,059	522,981		55,000
Purchase of property and equipment		(162,395)		(23,390)	(219,843)		(178,470)
Purchase of intangible assets and land use right		(70,029)		(10,086)	(50,931)		(21,757)
Purchase of other non-current assets		(5,403)		(778)	(1,926,224)		(510,341)
Cash paid for equity investments		(107,010)		(15,413)	(500)		(15,000)
Cash paid for cost investments		(90,234)		(12,996)	(351,800)		(73,402)
Acquisition of an available-for-sale security					(6,117)
Cash received from disposal of investments		22,608		3,256			1,563
Cash dividend received from an equity investee		6,720		968	2,400
Acquisition of businesses, net of cash and cash equivalents acquired		(1,946)		(280)	5,553		(170,950)
Deconsolidation and disposal of subsidiaries, net of cash disposed		(5,370)		(773)
Payment on behalf of related parties, net of repayment	[3]	(10,699)		(1,541)	60,870		(61,000)
Loans to related parties		(44,500)		(6,409)	(159,000)		(1,500)
Repayment of loans from related parties					160,000		1,500
Loans to employees and third parties		(6,605)		(951)	(6,037)		(35,512)
Repayment of loans from employees and third parties		4,751		684	13,237		4,531
Proceeds from disposal of property and equipment		181		26	12,368		158
Net cash used in investing activities		(1,783,138)		(256,824)	(1,048,022)		(3,954,055)
Cash flows from financing activities
Proceeds from exercise of vested share options		9		1	245		213
Repurchase of common shares					(1,041,686)
Capital contributions from the non-controlling interests		10,642		1,533	7,798
Proceeds from bank borrowings					1,148,500
Repayment of bank borrowings					(452,000)
Proceeds from issuance of convertible bonds, net of issuance costs							2,402,549
Net cash provided / (used in) by financing activities		10,651		1,534	(337,143)		2,402,762
Net (decrease) / increase in cash and cash equivalents		648,648		93,425	438,277		(249,942)
Cash and cash equivalents at the beginning of the year		928,934		133,794	475,028		729,598
Effect of exchange rate changes on cash and cash equivalents		2,161		311	15,629		(4,628)
Cash and cash equivalents at the end of the year		1,579,743		227,530	928,934		475,028
Supplemental disclosure of cash flows information:
-Cash paid for interest, net of amounts capitalized		(59,884)		(8,625)	(78,186)		(28,769)
-Acquisition of property and equipment in form of accounts payable		37,649		5,423	66,673		25,514
-Income taxes paid		¥ (254,931)		$ (36,718)	¥ (185,124)		¥ (188,979)

[1]	(iii) The Group performs its annual goodwill impairment test of each reporting unit as of October 1, or more frequently, if certain events or circumstances warrant. Events or changes in circumstances which might indicate potential impairment in goodwill include the entity-specific factors, including, but not limited to, stock price volatility, market capitalization relative to net book value, and projected revenue, market growth and operating results. In June 2015, it was noted that 100 Online’s financial and operational performance in the first half year of 2015 was behind the original budget resulting from unexpected fierce market competition and the resignation of a number of key personnel in 100 Online. Accordingly, the Group performed an interim assessment on the goodwill impairment related to 100 Online and recognized an estimated goodwill impairment charge of RMB110,699. Correspondingly, long-term payable amounting to RMB111,547 in relation to the contingent consideration was reversed. The unobservable inputs used in the assessment included risk free rate, discount rate and etc. The risk free rate and discount rate were 4.07% and 21.5%, respectively. In the 2015 annual goodwill impairment assessment, the Group has noted further impairment indicator for 100 Online as well as impairment indicator for Beifu as certain key personnel of 100 Online and Beifu resigned in the third quarter of 2015. Based on the result of the annual impairment assessment for 100 Online, an impairment charge of RMB71,390 was recognised and correspondingly, long-term payable amounting to RMB73,618 in relation to the contingent consideration was reversed; For Beifu, an impairment charge of RMB128,035 was recognised and correspondingly, long-term payable amounting to RMB 107,306 in relation to the contingent consideration was reversed. The unobservable inputs used in the assessment, included the risk free rate, discount rate and etc. For the goodwill impairment assessment of 100 Online and Beifu, the risk free rate were both 3.85% and the discount rate were 23% and 24.5%, respectively. In December 2016, the Group has identified further impairment indicator for 100 Online as well as impairment indicator for Bilin Online. Based on the results of the impairment assessment, an impairment charge of RMB13,804 for 100 Online and an impairment charge of RMB3,861 for Bilin Online were recognized, respectively. The above goodwill impairment assessments on 100 Online, Beifu and Bilin Online adopted the income approach and considered a combination of factors, including, but not limited to, market conditions, expected future cash flows, growth rates and discount rates, which required the Group to make certain estimates and assumptions regarding industry economic factors and future profitability of the business.
[2]	Share-based compensation was allocated in cost of revenues and operating expenses as follows:For the year ended December 31, Note 2014 2015 2016 2016 RMB RMB RMB US$ (Note2(e)) Cost of revenues 18,037 23,963 15,894 2,289 Research and development expenses 54,141 70,951 78,816 11,352 Sales and marketing expenses 2,807 3,283 3,107 448 General and administrative expenses 59,647 87,175 59,469 8,565
[3]	For the year ended December 31, 2016, payment on behalf of related parties has been changed to be presented net of repayment. The presentation for the year ended December 31, 2015 and 2014 has also been changed to be consistent with the presentation for 2016.